Expense Example - MarketDesk International Momentum ETF - MarketDesk International Momentum ETF Class	Aug. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240